Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Administrative expenses [Abstract]
Staff costs (Note 11)	$ 27,708	$ 29,688	$ 27,378
Share-based payment (Notes 11)	7,676	2,252	4,046
Consultant fees	8,570	18,685	7,427
Office expenses	1,525	1,386	3,021
Travel expenses	939	4,867	4,519
Director's fees and allowance (Note 11)	2,094	3,266	2,876
Communication and IT costs	2,937	2,928	2,395
Allocation to joint operations	(6,720)	(8,008)	(7,774)
Other administrative expenses	5,586	5,754	8,186
Administrative expenses	$ 50,315	$ 60,818	$ 52,074